Share Based Awards	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020
Share-based Payment Arrangement [Abstract]
Share Based Awards

Note 11 - Share Based Awards

Effective August 2019, shareholders approved the 2019 Equity Incentive Plan (the “Plan”) which allows us to incentivize key employees, consultants, and directors with long term compensation awards such as stock options, restricted stock, and restricted stock units (collectively, the “Awards”). The number of shares issuable in connection with Awards under the Plan may not exceed 8,750,000.

A.	October 2019 Issuances

In October 2019, we issued options to purchase 350,000 shares of common stock valued at $477,500. Options to purchase 200,000 shares vest ratably over a two-year period and expire in October 2029. Options to purchase 150,000 shares vest ratably over a three-year period and expire in October 2024. All of the options were issued at an exercise price of $2.10 which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.59% or 1.74%, (iii) expected life – 5 or 10 years, and (iv) expected dividend yield of 0%.

B.	January 2020 Issuances

In January 2020, we issued options to purchase 1,100,000 shares of common stock exercisable at $0.82 vesting quarterly over a three-year period. These options were valued at $707,300. We also issued options to purchase 147,475 shares of common stock exercisable at $0.82. These options were valued at $94,826 and were vested in full upon issuance. All of these options were issued at an exercise price which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.74%, (iii) expected life – 10 years, and (iv) expected dividend yield of zero.

C.	Summary

Stock compensation expense for the three and six months ended October 31, 2020 was as follows:

	3 months	6 months

General and administrative	$94,629	$189,258
Research and development	9,945	19,890
Operations	2,487	4,974
	$107,061	$214,122

There was no compensation expense recognized in the three months ended October 31, 2019.

Options exercisable as of October 31, 2020 totaled 572,476. The remaining weighted average contractual term of the options outstanding at October 31, 2020 was 8.73 years. The aggregate intrinsic value of outstanding options, representing the excess of the stock price at October 31, 2020 of $1.21 over the exercise price of each option, was $492,753.

Note 11 – Share Based Awards

Effective August 2019, shareholders approved the 2019 Equity Incentive Plan (the “Plan”) which allows us to incentivize key employees, consultants, and directors with long term compensation awards such as stock options, restricted stock, and restricted stock units (collectively, the “Awards”). The number of shares issuable in connection with Awards under the Plan may not exceed 8,750,000.

A.	October 2019 Issuances

In October 2019, we issued options to purchase 350,000 shares of common stock valued at $477,500. Options to purchase 200,000 shares vest ratably over a 2 year period and expire in October 2029. Options to purchase 150,000 shares vest ratably over a 3 year period and expire in October 2024. All of the options were issued at an exercise price of $2.10 which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.59% or 1.74%, (iii) expected life – 5 or 10 years, and (iv) expected dividend yield of 0%.

B.	January 2020 Issuances

In January 2020, we issued options to purchase 1,100,000 shares of common stock exercisable at $0.82 vesting quarterly over a 3 year period. These options were valued at $707,300. We also issued options to purchase 147,475 shares of common stock exercisable at $0.82. These options were valued at $94,826 and were vested in full upon issuance. All of these options were issued at an exercise price which equaled the stock price on the date of issuance. We used the Black-Scholes Model to estimate the fair value of the stock options issued using the following assumptions: (i) expected volatility – 75%, (ii) risk free interest rate – 1.74%, (iii) expected life – 10 years, and (iv) expected dividend yield of zero.

C.	Summary

Compensation expense recognized during the year ended April 30, 2020 was 269,895, of which $213,959 was included in general and administrative expenses and $55,936 was included in research and development expenses. There was no compensation expense recognized during the year ended April 30, 2019.

Options exercisable as of January 31, 2020 totaled 339,142. The remaining weighted average contractual term of the options outstanding at October 31, 2019 was 9.22 years. The aggregate intrinsic value of outstanding options, representing the excess of the stock price at April 30, 2020 of $1.50 over the exercise price of each option, was $848,283 at April 30, 2020.